Stock-Based Compensation - Options Outstanding and Options Exercisable (Details)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	4,409,358	4,990,120	5,216,063
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.45	$ 6.35	$ 6.16
Number of options, exercisable | shares	3,807,511	4,170,259
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 5.66	$ 5.63
2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	782,017
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 3.92
Number of options, exercisable | shares	782,017
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 3.92
2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	438,124
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.43
Number of options, exercisable | shares	438,124
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 6.43
2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	489,997
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.26
Number of options, exercisable | shares	489,997
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 6.26
2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	792,125
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 4.46
Number of options, exercisable | shares	792,125
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 4.46
2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	410,282
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 5.18
Number of options, exercisable | shares	410,282
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 5.18
2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	407,599
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.10
Number of options, exercisable | shares	407,599
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 6.10
2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	368,421
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 7.66
Number of options, exercisable | shares	271,267
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 7.66
2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	320,102
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 9.75
Number of options, exercisable | shares	159,433
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 9.75
2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	226,720
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 14.28
Number of options, exercisable | shares	56,667
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 14.28
Share Options Granted In 2018 [Member] [Domain]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	173,971
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 12.39
Number of options, exercisable | shares	0
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 0.00